NET PREMIUMS EARNED - Insurance premiums (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross written premiums	[1]	S/ 3,631,880	S/ 3,391,089	S/ 2,937,407
Technical reserve adjustment		(747,035)	(748,142)	(629,264)
Total gross written premiums	[1]	2,884,845	2,642,947	2,308,143
Premiums ceded to reinsurers and co-insurers, net	[2]	559,160	497,646	499,803
Results of financial assets designated at fair value through profit and loss		93,664	(53,935)	67,633
Total Net premiums earned		2,419,349	2,091,366	1,875,973
Health insurance [Member]
Gross written premiums	[1]	571,006	554,517	502,148
Technical reserve adjustment		(22,843)	(18,383)	(5,147)
Total gross written premiums	[1]	548,163	536,134	497,001
Premiums ceded to reinsurers and co-insurers, net	[2]	12,828	10,257	15,294
Total Net premiums earned		535,335	525,877	481,707
Life insurance contracts [member]
Gross written premiums	[1]	1,984,279	1,821,867	1,498,943
Technical reserve adjustment		(738,421)	(677,708)	(611,621)
Total gross written premiums	[1]	1,245,858	1,144,159	887,322
Premiums ceded to reinsurers and co-insurers, net	[2]	119,310	116,043	106,652
Results of financial assets designated at fair value through profit and loss		93,664	(53,935)	67,633
Total Net premiums earned		1,220,212	974,181	848,303
General Insurance [Member]
Gross written premiums	[1]	1,076,595	1,014,705	936,316
Technical reserve adjustment		14,229	(52,051)	(12,496)
Total gross written premiums	[1]	1,090,824	962,654	923,820
Premiums ceded to reinsurers and co-insurers, net	[2]	427,022	371,346	377,857
Total Net premiums earned		S/ 663,802	S/ 591,308	S/ 545,963

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.
[2]	“Premiums ceded to reinsurers and coinsurers, net” include: